Cash and due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents :
Cash	₩ 2,304,480	₩ 4,194,831
Cash equivalents	0	26,560
Cash and cash equivalents, total	2,304,480	4,221,391
Due from banks at amortized cost :
Allowance for credit losses	(19,100)	(17,723)
Cash and Due from banks at amortized cost, total	29,532,235	28,453,404
Denominated in Korean won
Due from banks at amortized cost :
Reserve deposits	8,647,429	9,851,064
Time deposits	2,205,832	892,053
Other	2,571,005	2,701,873
Due From Banks At Amortized Cost, Total	13,424,266	13,444,990
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	8,516,315	6,731,190
Time deposits	3,153,208	2,148,955
Other	2,153,066	1,924,601
Due From Banks At Amortized Cost, Total	₩ 13,822,589	₩ 10,804,746